Net sales - Disaggregation of Revenue (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 2,318.3	SFr 1,792.1	SFr 1,222.1
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,480.3	1,162.2	763.8
thereof the United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,367.7	1,082.1	718.5
Europe, Middle East and Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	577.8	488.7	378.1
thereof Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	38.7	46.0	51.5
Asia-Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	260.2	141.1	80.2
Shoes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	2,199.6	1,711.4	1,167.5
Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	101.0	68.9	47.3
Accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	17.7	11.8	7.4
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,375.5	1,120.3	777.0
Direct-to-Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 942.8	SFr 671.8	SFr 445.1